GROUP STATEMENT OF CASHFLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss before tax	$ (35,033)	$ (240,692)	$ 52,261
Adjustments for:
Depreciation and amortisation	20,129	29,003	15,318
Foreign exchange movements	(1,597)	(21,337)	784
Loss on disposal of tangible assets		23,228
Finance cost	11,556	22,662	2,851
Loss on sale of subsidiary and investment		55,418	837
Fair value change in digital assets through profit or loss	(738)	55,555	(2,166)
Revenue from digital assets	(50,558)	(60,172)	(106,902)
Impairment of intangible digital assets	654	5,548	712
Impairment of property, plant and equipment	855	55,838
Investment fair value movement		406	(244)
Write off of investment	2,236
Share of loss from associate	716	6,027	1,594
Non-cash settlement of management fees			(2,077)
Gain on sale of investment	(36)
Revaluation of contingent consideration		(4,994)	(314)
Derecognition of contingent consideration			(468)
Hedging gain		(2,097)
Purchase of digital assets			(19,973)
Proceeds from sale of digital assets	51,866	114,646	15,048
Stock based compensation expense	3,892	6,096	2,579
Working capital changes:
(Increase)/decrease in trade and other receivables	(1,152)	(26,150)	(18,136)
Increase/(decrease) in trade and other payables	1,041	(5,576)	16,352
Net cash generated from operating activities	3,831	13,409	(41,944)
Investing activities
Investments at fair value through profit or loss			(293)
Investment in associate			(9,785)
Acquisition of subsidiary, net of cash acquired			(884)
Mining equipment prepayment			(63,113)
Cash transferred on disposal of subsidiary		(1,678)
Proceeds from sale of investment	50		1,027
Purchase of tangible fixed assets	(1,112)	(108,047)	(105,093)
Proceeds from disposal of tangible fixed assets		12,404
Net cash used in investing activities	(1,062)	(97,321)	(178,141)
Financing activities
Increase in loans	1,429	96,995	29,595
Lease payments		(93)	(9,820)
Loan repayments	(14,064)		(1,592)
Interest paid	(10,661)	(22,661)	(162)
Proceeds from issue of loan in conjunction with the disposal of subsidiary		9,936
Proceeds from debt issue			35,808
Proceeds from common stock issued - net of issue costs	7,518		179,233
Net cash (used in) generated from financing activities	(15,778)	84,177	233,062
Net (decrease) increase in cash and cash equivalents	(13,009)	265	12,977
Effect of foreign exchange on cash and cash equivalents	360	3,904	161
Cash and cash equivalents at beginning of period	20,092	15,923	2,785
Cash and cash equivalents at end of period	7,443	20,092	15,923
Net debt
Current loans and borrowings	(14,320)	(11,605)	(31,558)
Non-current issued debt - bonds	(38,170)	(37,809)	(36,303)
Non-current loans and borrowings	(10,027)	(25,916)	(4,575)
Lease liability		(545)
Cash and cash equivalents	7,443	20,092	$ 15,923
Total net debt	$ (55,074)	$ (55,783)